Cover	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity File Number	000-30351
Entity Registrant Name	DEEP DOWN, INC.
Entity Central Index Key	0001110607
Entity Tax Identification Number	75-2263732
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	18511 Beaumont Highway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77049
City Area Code	(281)
Local Phone Number	517-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false